DECONSOLIDATION AND RECONSOLIDATION	12 Months Ended
Dec. 31, 2017
DECONSOLIDATION AND RECONSOLIDATION [Abstract]
DECONSOLIDATION AND RECONSOLIDATION
28. DECONSOLIDATION AND RECONSOLIDATION

In 2013 and 2014, the Group deconsolidated a few entities since the Group ceased to have substantial control over those entities. In the second half of 2015, a legal team has been sent to resolve these issues with the ex-owners. The Company has regained control of the deconsolidated entities. As a result, the financials of these entities have been consolidated in its 2015 consolidated financial statements. Income resulting from reconsolidation of previously de-consolidated entities was RMB 14,127 for the year ended December 31, 2015, which was comprised of a reverse of bad debt allowance of deconsolidated entities in prior years of RMB 49,472, offsetting by the net liabilities of RMB 38,696 on these entities, and the recognition of the deficit of non-controlling interest of RMB 3,351. All the operations of these deconsolidated entities have ceased by December 31, 2015. In the years of 2016 and 2017, the Management took measures to gradually restore operation of these entities, which include reinstating their business licenses. The Management estimate one year or more would be needed due to procedural requirements.